Corporate transactions - Gain (loss) attaching to corporate transactions (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Corporate transactions
Gain on disposals			$ 265
Other transactions		$ (48)	(407)	$ (107)
Total gain (loss) attaching to corporate transactions as shown separately on the consolidated income statement		(48)	(142)	(107)
Total gain (loss) attaching to corporate transactions		1,521	$ (142)	$ (107)
Costs associated with the work to plan for the separation		(38)
Other comprehensive income on reinsurance transaction		(1,803)
Hong Kong
Corporate transactions
Gain arising on reinsurance		765
ICICI Prudential Life Insurance Company Limited
Corporate transactions
Percentage of stake sold			4.00%
US insurance operations | In-force fixed and fixed index annuity
Corporate transactions
Gain arising on reinsurance		$ 804
US insurance operations | Athene | In-force fixed and fixed index annuity
Corporate transactions
Gain arising on reinsurance	$ 804
Value of reinsured portfolio	27,600
Premium paid, net of ceding commission	28,900
Realised gains on bonds, net of deferred acquisition costs written off	2,100
Tax on gain on reinsurance transaction	(200)
Other comprehensive income on reinsurance transaction	(1,800)
Reduction in shareholder's equity for reinsurance transaction	$ (1,200)